Employee benefits - Balance sheet location and funded status (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets
Other employee-related benefits	$ 22	$ 22
Prepaid pension and other employee benefits	144	90
Current liabilities.
Other employee-related benefits, Current	(17)	(30)
Pension and other employee benefits, Current	(47)	(59)
Non-current liabilities
Other employee-related benefits, Noncurrent	(245)	(245)
Pension and other employee benefits, Noncurrent	(1,882)	(1,834)
Defined pension benefits
Defined Benefit Plan Amounts Recognized in Balance Sheet
Overfunded plans	122	68
Underfunded plans-Current	(18)	(16)
Underfunded plans-Noncurrent	(1,517)	(1,455)
Funded status-underfunded	(1,413)	(1,403)
Non-current assets
Overfunded plans	122	68
Current liabilities.
Underfunded plans-Current	(18)	(16)
Non-current liabilities
Underfunded plans-Noncurrent	(1,517)	(1,455)
Funded status, difference of benefit obligation and plan assets
PBO	11,947	10,896	$ 11,224
Assets	10,534	9,493	9,743
Funded status-underfunded	(1,413)	(1,403)
ABO	11,683	10,612
Assets.	10,534	9,493	9,743
Difference	(1,149)	(1,119)
Defined pension benefits | PBO exceeds assets
Defined Benefit Plan Amounts Recognized in Balance Sheet
Funded status-underfunded	(1,535)	(1,472)
Funded status, difference of benefit obligation and plan assets
PBO	11,034	9,892
Assets	9,499	8,420
Funded status-underfunded	(1,535)	(1,472)
Assets.	9,499	8,420
Defined pension benefits | Assets exceed PBO
Defined Benefit Plan Amounts Recognized in Balance Sheet
Funded status-underfunded	122	69
Funded status, difference of benefit obligation and plan assets
PBO	913	1,004
Assets	1,035	1,073
Funded status-underfunded	122	69
Assets.	1,035	1,073
Defined pension benefits | ABO exceeds assets
Funded status, difference of benefit obligation and plan assets
Assets	7,914	8,406
ABO	9,421	9,612
Assets.	7,914	8,406
Difference	(1,507)	(1,206)
Defined pension benefits | Assets exceed ABO
Funded status, difference of benefit obligation and plan assets
Assets	2,620	1,087
ABO	2,262	1,000
Assets.	2,620	1,087
Difference	358	87
Other postretirement benefits
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	(12)	(13)
Underfunded plans-Noncurrent	(120)	(134)
Funded status-underfunded	(132)	(147)
Current liabilities.
Underfunded plans-Current	(12)	(13)
Non-current liabilities
Underfunded plans-Noncurrent	(120)	(134)
Funded status, difference of benefit obligation and plan assets
PBO	132	147	$ 178
Funded status-underfunded	$ (132)	$ (147)